Note 17 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2019
Financial Instruments, Owned, at Fair Value [Abstract]
Fair value measurements, nonrecurring
	November 30, 2019		November 30, 2018
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,744,813	1,778,988	1,790,358	1,795,796
Promissory notes payable(i)	159,863	159,863	-	-

Past due financing receivables
	November 30,	November 30,
	2019	2018
	$	$

Total accounts receivable	177,202	305,912
Less allowance for doubtful accounts	-	(66,849)
Total accounts receivable, net	177,202	239,063

Not past due	177,202	239,063
Past due for more than 31 days
but no more than 120 days	-	-
Past due for more than 120 days	-	66,849
Total accounts receivable, gross	177,202	305,912

Contractual obligation, fiscal year maturity schedule

	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	3,757,018	-	-	-	-	3,757,018
Accrued liabilities (Note 6)	927,698	-	-	-	-	927,698
Income tax payable	5,678	-	-	-	-	5,678
Employee costs payable (Note 8)	893,864	-	-	-	-	893,864
Convertible debentures (Note 7)	1,325,715	12,603	12,603	500,137	-	1,851,058
Promissory notes payable (Note 7)	159,863	-	-	-	-	159,863
Total contractual obligations	7,069,836	12,603	12,603	500,137	-	7,595,179